SHAREHOLDERS' EQUITY (Stock Option Plans) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SHAREHOLDERS' EQUITY [Abstract]
Amount of options, Options outstanding at beginning of year	718,573
Amount of options, Options outstanding at end of year	718,573	718,573
Amount of options, Vested and expected to vest	718,573
Amount of options, Exercisable options	718,573
Weighted average exercise price, Options outstanding at beginning of year	$ 2.45
Weighted average exercise price, Options outstanding at end of year	$ 2.45	$ 2.45
Weighted average exercise price, Vested and expected to vest	$ 2.45
Weighted average exercise price, Exercisable options	$ 2.45
Weighted average remaining contractual term (in years), Options outstanding at beginning of year	26 days	1 year 26 days
Weighted average remaining contractual term (in years), Exercisable	26 days
Weighted average remaining contractual term (in years), Options outstanding at end of year	26 days	1 year 26 days
Weighted average remaining contractual term, Vested and expected to vest at December 31, 2012	26 days
Aggregate intrinsic value, Options outstanding at beginning of year
Aggregate intrinsic value, Options outstanding at end of year
Aggregate intrinsic value, Vested and expected to vest
Aggregate intrinsic value, Exercisable
Share-based compensation for employees			$ 31